Document and Entity Information	6 Months Ended
Jun. 30, 2020
Document and Entity Information [Abstract]
Document Type	S-1
Entity Registrant Name	VELODYNE LIDAR, INC.
Entity Tax Identification Number	83-1138508
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5521 Hellyer Avenue
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95138
City Area Code	669
Local Phone Number	275-2251
Entity Filer Category	Accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001745317
Amendment Flag	false